Share-Based Compensation - 10Q - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual rate at which authorized shares of common stock increase	4.00%
Share-based award contractual life	10 years					10 years
Weighted average fair value of grants during period (in dollars per share)				$ 3.76	$ 9.34	$ 9.34
Unrecognized compensation expense		$ 1,400,000		$ 1,400,000		$ 100,000
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 100,000	$ 100,000	$ 100,000
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							300,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period	1 year					1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period	3 years					3 years
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock authorized for issuance (in shares)	1,266,092
Shares of common stock available for grant (in shares)		783,733		783,733
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period for recognition				1 year 3 months 14 days		3 months
Unrecognized expense related to RSUs		$ 100,000		$ 100,000		$ 400
Restricted Stock Units (RSUs) [Member] | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		10,000		$ 25,000		$ 1,800	300,000
Restricted Stock Units (RSUs) [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period	1 year					1 year
Restricted Stock Units (RSUs) [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period	3 years					3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period for recognition				1 year 9 months 10 days		1 year 2 months 1 day
Stock Options | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		18,000	$ 26,000	$ 100,000	100,000	$ 75,000	29,000
Stock Options | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 100,000	$ 4,000	$ 200,000	$ 12,000	$ 29,000	$ 16,000